Acquisitions and Divestitures (Acquisitions) (Details Textual) company in Thousands, shares in Millions, $ in Millions			1 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 29, 2012 USD ($)	Mar. 31, 2014 country company	Aug. 31, 2013 USD ($) shares	Jun. 30, 2013	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2003
Business Acquisition [Line Items]
Acquisitions, including contingent payments, net of cash acquired						$ 2	$ 16	$ 71	$ 47	$ 177
Acquisitions, net of cash acquired								82	273
Minimum number of companies represented in broad market indices | company			11
Minimum number of countries represented in broad market indices | country			52
Payments for previous acquisition								$ 11
Amortization period for intangible assets								5 years
Ownership percentage											45.00%
Fair value of business acquired		$ 792						$ 0	0	$ 792
Deferred tax liabilities, noncurrent						$ 87		$ 56	$ 206
Minimum [Member]
Business Acquisition [Line Items]
Amortization period of intangible assets (in years)										5 years
Maximum [Member]
Business Acquisition [Line Items]
Amortization period for intangible assets								7 years
Amortization period of intangible assets (in years)									20 years	20 years
DJI [Member]
Business Acquisition [Line Items]
Fair value of business acquired	$ 792
Deferred tax liabilities, noncurrent		$ 216
DJI [Member] | Minimum [Member]
Business Acquisition [Line Items]
Fair value estimates of proportionate shares of contributed businesses, assumptions, discount rates		10.00%
Fair value estimates of proportionate shares of contributed businesses, assumptions, long term growth rates		2.50%
DJI [Member] | Maximum [Member]
Business Acquisition [Line Items]
Fair value estimates of proportionate shares of contributed businesses, assumptions, discount rates		11.00%
Fair value estimates of proportionate shares of contributed businesses, assumptions, long term growth rates		3.50%
S&P Dow Jones LLC [Member]
Business Acquisition [Line Items]
Percentage of interest in joint venture										73.00%
S&P/DJ Indices [Member]
Business Acquisition [Line Items]
Acquisition-related costs									$ 15
CRISIL Limited [Member]
Business Acquisition [Line Items]
Offer to purchase additional equity percent					22.23%
Shares acquired | shares				11
Percent of total shares acquired				15.07%
Consideration for shares				$ 214
Ownership percentage				67.84%	52.77%
Contingent purchase price payment									$ 12
CME Group [Member] | S&P/DJ Indices [Member]
Business Acquisition [Line Items]
Noncontrolling interest ownership by noncontrolling owners	27.00%					27.00%